Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
Loss Contingencies [Line Items]
Lawsuits dismissed date	Dec. 16, 2014
Plaintiffs action on appeal	The plaintiffs did not appeal Judge Schofield's dismissal by February 9, 2015, the appeal deadline.
Date of appeal deadline	Feb. 09, 2015
Mongolia [Member]
Loss Contingencies [Line Items]
Tax, interest and penalties claimed to be payable				$ 127
Tax under dispute			$ 28.0
Earliest Tax Year [Member] | Mongolia [Member]
Loss Contingencies [Line Items]
Tax years of major tax jurisdictions		2010
Latest Tax Year [Member] | Mongolia [Member]
Loss Contingencies [Line Items]
Tax years of major tax jurisdictions		2012